Retirement Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Retirement Plans

10. Retirement Plans

We have a noncontributory defined benefit pension plan that, prior to July 1, 2005, covered substantially all of our domestic employees who had attained a specified age and one year of employment. Benefits under the plan were based on years of service and salary history. In 2005, we amended our defined benefit pension plan to freeze the accrual of future benefits for all U.S. employees, effective on July 1, 2005. In the table below, the service cost component represents plan administration costs that are incurred directly by the plan.

The components of the net periodic pension benefit cost for the plan consists of the following (in millions):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Service cost	$0.1	$0.1	$0.2	$0.2
Interest cost on benefit obligation	3.0	3.0	5.9	6.0
Expected return on plan assets	(4.3)	(3.8)	(8.6)	(7.6)
Amortization of net actuarial loss	1.9	1.7	3.9	3.6

Net periodic benefit cost	$0.7	$1.0	$1.4	$2.2

We are not required under the IRC to make any minimum contributions to the plan for the 2013 plan year. We were not required under the IRC to make any minimum contributions for the 2012 plan year. This level of required funding is based on the plan being frozen and the aggregate amount of our historical funding. During the six-month periods ended June 30, 2013 and 2012, we made discretionary contributions of $4.2 million and $3.6 million to the plan.

11.	Retirement Plans

We have a noncontributory defined benefit pension plan that, prior to July 1, 2005, covered substantially all of our domestic employees who had attained a specified age and one year of employment. Benefits under the plan were based on years of service and salary history. In 2005, we amended our defined benefit pension plan to freeze the accrual of future benefits for all U.S. employees, effective on July 1, 2005. Since the plan is frozen, there is no difference between the projected benefit obligation and accumulated benefit obligation at December 31, 2012 and 2011. In the table below, the service cost component represents plan administration costs that are incurred directly by the plan.

A reconciliation of the beginning and ending balances of the pension benefit obligation and fair value of plan assets and the funded status of the plan is as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in pension benefit obligation:
Benefit obligation at beginning of year	$267.1	$220.0
Service cost	0.4	0.4
Interest cost	11.8	11.9
Net actuarial loss	20.9	41.7
Benefits paid	(8.2)	(6.9)

Benefit obligation at end of year	$292.0	$267.1

Change in plan assets:
Fair value of plan assets at beginning of year	$202.9	$199.7
Actual return on plan assets	25.5	2.9
Contributions by Gallagher	7.2	7.2
Benefits paid	(8.2)	(6.9)

Fair value of plan assets at end of year	$227.4	$202.9

Funded status of the plan (underfunded)	$(64.6)	$(64.2)

Amounts recognized in the consolidated balance sheet consist of:
Noncurrent liabilities - accrued benefit liability	$(64.6)	$(64.2)
Accumulated other comprehensive loss - net actuarial loss	90.9	87.5

Net amount included in retained earnings	$26.3	$23.3

The components of the net periodic pension benefit cost for the plan and other changes in plan assets and obligations recognized in other comprehensive earnings consist of the following (in millions):

	Year Ended December 31,
	2012	2011	2010
Net periodic pension cost (earnings):
Service cost	$0.4	$0.4	$0.4
Interest cost on benefit obligation	11.8	11.9	11.7
Expected return on plan assets	(15.2)	(14.9)	(13.4)
Amortization of net loss	7.2	1.6	1.6

Net periodic benefit cost (earnings)	4.2	(1.0)	0.3

Other changes in plan assets and obligations recognized in other comprehensive earnings:
Net loss incurred	10.6	53.8	0.6
Amortization of net loss	(7.2)	(1.6)	(1.6)

Total recognized in other comprehensive (earnings) loss	3.4	52.2	(1.0)

Total recognized in net periodic pension cost (earnings) and other comprehensive (earnings) loss	$7.6	$51.2	$(0.7)

Estimated amortization for the following year:
Amortization of net loss	$7.7	$2.3	$1.6

The following weighted average assumptions were used at December 31 in determining the plan’s pension benefit obligation:

	December 31,
	2012	2011
Discount rate	4.00%	4.50%
Weighted average expected long-term rate of return on plan assets	7.50%	7.50%

The following weighted average assumptions were used at January 1 in determining the plan’s net periodic pension benefit cost:

	Year Ended December 31,
	2012	2011	2010
Discount rate	4.50%	5.50%	5.75%
Weighted average expected long-term rate of return on plan assets	7.50%	7.50%	7.50%

The following benefit payments are expected to be paid by the plan (in millions):

2013	$8.8
2014	9.7
2015	10.5
2016	11.4
2017	12.2
Years 2018 to 2022	72.9

The following is a summary of the plan’s weighted average asset allocations at December 31 by asset category:

	December 31,
Asset Category	2012	2011
Equity securities	66.0%	64.0%
Debt securities	27.0%	29.0%
Real estate	7.0%	7.0%

Total	100.0%	100.0%

Plan assets are invested in various pooled separate accounts under annuity contracts managed by two life insurance carriers. The plan’s investment policy provides that investments will be allocated in a manner designed to provide a long-term investment return greater than the actuarial assumptions, maximize investment return commensurate with risk and to comply with the Employee Income Retirement Security Act of 1974, as amended (which we refer to as ERISA), by investing the funds in a manner consistent with ERISA’s fiduciary standards. The weighted average expected long-term rate of return on plan assets assumption was determined based on a review of the asset allocation strategy of the plan using expected ten-year return assumptions for all of the asset classes in which the plan was invested at December 31, 2012 and 2011. The ten-year return assumptions used in the valuation were based on data provided by the plan’s external investment advisors.

The following is a summary of the plan’s assets carried at fair value as of December 31 by level within the fair value hierarchy (in millions):

	December 31,
Fair Value Hierarchy	2012	2011
Level 1	$—	$—
Level 2	136.3	123.3
Level 3	91.1	79.6

Total fair value	$227.4	$202.9

The plan’s Level 2 assets consist of ownership interests in various pooled separate accounts within a life insurance carrier’s group annuity contract. The fair value of the pooled separate accounts is determined based on the net asset value of the respective funds, which is obtained from the carrier and determined each business day with issuances and redemptions of units of the funds made based on the net asset value per unit as determined on the valuation date. We have not adjusted the net asset values provided by the carrier. There are no restrictions as to the plan’s ability to redeem its investment at the net asset value of the respective funds as of the reporting date. The plan’s Level 3 assets consist of pooled separate accounts within another life insurance carrier’s annuity contracts for which fair value has been determined by an independent valuation. Due to the nature of these annuity contracts, our management makes assumptions to determine how a market participant would price these Level 3 assets. In determining fair value, the future cash flows to be generated by the annuity contracts were estimated using the underlying benefit provisions specified in each contract, market participant assumptions and various actuarial and financial models. These cash flows were then discounted to present value using a risk-adjusted rate that takes into consideration market based rates of return and probability-weighted present values.

The following is a reconciliation of the beginning and ending balances for the Level 3 assets of the plan measured at fair value (in millions):

	Year Ended December 31,
	2012	2011
Fair value at January 1	$79.6	$80.6
Settlements	—	(0.8)
Unrealized gains (losses)	11.5	(0.2)

Fair value at December 31	$91.1	$79.6

We were not required under the IRC to make any minimum contributions to the plan for the 2012 plan year. We were required under the Internal Revenue Code (which we refer to as IRC) to make minimum contributions of $0.3 million to the plan for each of the 2010 and 2011 plan years. This level of required funding is based on the plan being frozen and the aggregate amount of our historical funding. During 2012, 2011 and 2010, we made discretionary contributions of $7.2 million, $7.2 million and $6.5 million, respectively, to the plan.

We also have a qualified contributory savings and thrift (401(k)) plan covering the majority of our domestic employees. For eligible employees who have met the plan’s age and service requirements to receive matching contributions, we match 100% of pre-tax and Roth elective deferrals up to a maximum of 5.0% of eligible compensation, subject to Federal limits on plan contributions and not in excess of the maximum amount deductible for Federal income tax purposes. Our matching contributions are at the discretion of our board of directors. We contributed $33.0 million, $30.5 million and $28.7 million to the plan in 2012, 2011 and 2010, respectively.

We also have a nonqualified deferred compensation plan, the Supplemental Savings and Thrift Plan, for certain employees who, due to Internal Revenue Service (which we refer to as the IRS) rules, cannot take full advantage of our matching contributions under the 401(k) plan. The plan permits these employees to annually elect to defer a portion of their compensation until their retirement or a future date. Our matching contributions to this plan (up to a maximum of the lesser of a participant’s elective deferral of base salary, annual bonus and commissions or 5.0% of eligible compensation, less matching amounts contributed under the 401(k) plan) are also at the discretion of our board of directors. We contributed $2.5 million, $2.1 million and $2.0 million to a rabbi trust maintained under the plan in 2012, 2011 and 2010, respectively. The fair value of the assets in the plan’s rabbi trust at December 31, 2012 and 2011, including employee contributions and investment earnings, was $116.7 million and $95.5 million, respectively, and has been included in other noncurrent assets and the corresponding liability has been included in other noncurrent liabilities in the accompanying consolidated balance sheet.

We also have several foreign benefit plans, the largest of which is a defined contribution plan that provides for us to make contributions of 5.0% of eligible compensation. In addition, the plan allows for voluntary contributions by U.K. employees, which we match 100%, up to a maximum of an additional 5.0% of eligible compensation. Net expense for foreign retirement plans amounted to $16.0 million, $12.3 million and $7.8 million in 2012, 2011 and 2010, respectively.

In 1992, we amended our health benefits plan to eliminate retiree coverage, except for retirees and those employees who had already attained a specified age and length of service at the time of the amendment. The retiree health plan is contributory, with contributions adjusted annually, and is funded on a pay-as-you-go basis. The postretirement benefit obligation and the unfunded status of the plan as of December 31, 2012 and 2011 were $3.1 million and $3.2 million, respectively. The net periodic postretirement benefit (income) cost of the plan amounted to ($0.1) million, $0.1 million and $0.1 million in 2012, 2011 and 2010, respectively.